FINANCIAL STATEMENT SCHEDULE I - Condensed Statements Of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Selling, general and administrative expenses	¥ (217,108)	$ (33,695)	¥ (102,769)	¥ (108,196)
Debt extinguishment loss	(41,964)	(6,512)
Contingent earn-out liabilities, gain			97,417	42,404
Loss from operations	(399,663)	(62,027)	(1,500,777)	(448,307)
Net loss attributable to Q&K International Group Limited	(569,174)	(88,335)	(1,533,592)	(498,242)
Foreign currency translation adjustments	20,427	3,170	24,265	(7,621)
Deemed dividend				(307,389)
Comprehensive loss attributable to Q&K International Group Limited	(548,747)	(85,165)	(1,509,327)	(505,863)
Parent Company
Selling, general and administrative expenses	(27,302)	(4,237)	(37,557)	(15,888)
Interest income (expenses)	(61,265)	(9,508)	(42,507)	1,761
Debt extinguishment loss	(41,961)	(6,512)
Contingent earn-out liabilities, gain			97,417	42,404
Loss from operations	(130,528)	(20,257)	17,353	28,277
Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries	(438,674)	(68,082)	(1,550,994)	(526,614)
Net loss attributable to Q&K International Group Limited	(569,202)	(88,339)	(1,533,641)	(498,337)
Foreign currency translation adjustments	20,427	3,170	24,265	(7,621)
Deemed dividend				(307,389)
Comprehensive loss attributable to Q&K International Group Limited	¥ (548,775)	$ (85,169)	¥ (1,509,376)	¥ (813,347)